HELD FOR SALE AND DISCONTINUED OPERATIONS - Summary of details over Comprehensive Income/Loss classified as held-for-sale (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	[1]	Jun. 30, 2023	Jun. 30, 2022
Disclosure of Analysis of Profit or Loss of Disposal Groups [Line Items]
Profit / (loss) after tax from discontinued operations	$ 123	$ 141		$ 470	$ (196)	[1]
Russia
Disclosure of Analysis of Profit or Loss of Disposal Groups [Line Items]
Profit / (loss) after tax from discontinued operations				470	(318)
Algeria
Disclosure of Analysis of Profit or Loss of Disposal Groups [Line Items]
Profit / (loss) after tax from discontinued operations				$ 0	$ 122

[1]	Prior period comparatives adjusted following the classification of Russia as a discontinued operation (see Note 5).